Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of tax preferential policies
PRC entities	Chinese EIT rate	Qualification for preferential tax rate
CFO Qicheng	Preferential tax rate of 12.5% in 2013 and 2014.	Software Enterprises
CFO Shenzhen Shangtong	Preferential tax rate of 12.5% in 2013 and 2014.	Software Enterprises
CFO Meining (deconsolidated in 2016)	Preferential tax rate of 15% from 2013 to 2015.	HNTE
CFO Genius	Preferential tax rate of 15% from 2014 to 2015.	HNTE
CFO Tibet	Preferential tax rate of 9% from 2015 to 2017 and 15% thereafter	Preferential tax rate for enterprises in Tibet, China
CFO Tibet Zhisheng	Preferential tax rate of 9% from 2017 and thereafter	Preferential tax rate for enterprises in Tibet, China

Schedule of income tax expense
	December 31,
	2015	2016	2017

Current	$(2,071,154)	$(4,723,267)	$(578,367)
Deferred	686,892	562,664	253,951
Total	$(1,384,262)	$(4,160,603)	$(324,416)

Schedule of principal components of deferred income taxes
	December 31,
	2016	2017
Deferred tax assets:
Deferred revenue	$1,049,187	$1,608,723
Accrued expenses and other liabilities	465,538	63,972
Net operating loss carrying forwards	14,386,215	24,662,909
	15,900,940	26,335,603
Less: valuation allowance	(14,498,497)	(24,715,317)
Total deferred tax assets	$1,402,443	$1,620,286

Deferred tax liabilities:
Account receivable and other assets	(235,717)	(220,222)
Intangible assets	(89,970)	(16,374)

Total deferred tax liabilities	$(325,687)	$(236,596)

Schedule of reconciliation between total income tax expense
	Years ended December 31,
	2015	2016	2017

Income (loss) before tax	$28,201,950	$(6,805,575)	$(42,064,021)
Income tax (benefits) expenses calculated at 25%	7,050,488	(1,701,394)	(10,516,005)
Effect of tax holiday	(8,139,429)	(4,431,103)	(14,009)
Effect of income tax rate difference in other jurisdictions	645,873	236,759	(223,454)
Non-deductible expenses	2,559,649	3,645,741	10,229,536
Non-taxable income	(893,950)	(113,170)	(3,780,428)
Change in valuation allowance	161,631	6,523,770	4,628,776
Income tax expense	$1,384,262	$4,160,603	$324,416